Vessels and other fixed assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets net - Schedules of vessels and other fixed assets, net (Table)

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2018	$3,105,263	$(449,155)	$2,656,108
- Transfer from advances for vessels under construction and acquisition of vessels	157,589	-	157,589
- Acquisitions, improvements and other vessel costs	335,671	-	335,671
- Vessel disposal/ transfer to Held for sale	(163,049)	106,899	(56,150)
- Impairment loss	(24,551)	21,140	(3,411)
- Depreciation for the period	-	(124,280)	(124,280)
Balance, December 31, 2019	$3,410,923	$(445,396)	$2,965,527
- Acquisitions, improvements and other vessel costs	53,885	-	53,885
- Depreciation for the period	-	(142,293)	(142,293)
Balance, December 31, 2020	$3,464,808	$(587,689)	$2,877,119